Risk Management (Details) - Schedule of a factor of 1% has been applied to the interest rates - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule of a factor of 1% has been applied to the interest rates [Abstract]
Effect on profit before tax (1% increase)	R (599)	R (893)
Effect on profit before tax (1% decrease)	R 599	R 893